Shareholders’ equity	12 Months Ended
Dec. 31, 2022
Shareholders Equity
Shareholders’ equity

24.	Shareholders’ equity
a.	Capital stock

The subscribed and paid-up capital as of December 31, 2022 is represented by 270,139 (269,376 as of December 31, 2021) in thousands of registered shares with no par value. At December 31, 2022, capital is R$ 5,861 (R$ 5,859 at December 31, 2021).

The Company is authorized to increase its capital stock up to the limit of 400,000 shares, regardless of any amendment to the Company’s Bylaws, upon resolution of the Board of Directors.

At the Board of Directors’ Meetings held on February 23, 2022, March 28, 2022, April 29, 2022, July 27,22, November 3, 2022, December 12, 22 and December 23, 2022, it was approved a capital increase totaling R$2(R$ 9 at December 31, 2022) through the issuance of 763 thousand shares (1,024 at December 31, 2022)

b.	Share rights

Pursuant to the Brazilian Corporation Law, the Bylaws or the resolutions taken by the shareholders in a General Meeting may not deprive the shareholders of their right to: (i) participate in the Company's corporate profits; (ii) participate, in the event of liquidation of the Company, in the distribution of any remaining assets, in proportion to their interest in the capital stock; (iii) supervise the management, as provided for in the Brazilian Corporation Law; (iv) preference in the subscription of future capital increases, except in certain circumstances provided for in the Brazilian Corporation Law; and (v) withdraw from the Company in the cases provided for in the Brazilian Corporation Law.

Regarding the right to dividends, the Bylaws provide that 25% of the annual adjusted net profit must be available for distribution as mandatory dividend or payment of interest on equity in any fiscal year.

c.	Earnings reserve
(i)	Legal reserve: corresponds to appropriations of 5% of net income of each year, limited to 20% of the capital.
(ii)	Business growth reserve: corresponds to appropriations of the amount determined by shareholders to reserve funds to finance additional fixed and working capital investment through the allocation of up to 100% of the net income remaining after the appropriations determined by law and supported by capital budget, approved at shareholders’ meeting.
d.	Stock options

The Company recognizes the expenses associated to the group of executives’ share-based payments in accordance with IFRS 2 – Share-based payment.

Employees and senior executives of the Company and its subsidiaries may receive compensation in the form of share-based payment, whereby employees render services in exchange for equity instruments (“equity-settled transactions”).

The Group calculates compensation expense in relation to share based payments based on the fair value of the awards at the grant date. Estimating of the volatility and dividend return awards requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires a definition of the most appropriate information for the valuation model, including the expected useful life of the stock options, volatility and dividend yield, as well as making assumptions about them.

The cost of equity-settled transactions is recognized as an expense for the year, together with a corresponding increase in shareholders' equity, over the period in which the performance and / or service provision conditions are met. Accumulated expenses recognized in relation to equity instruments at each reporting date until the vesting date reflect the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest.

The expense or reversal of expenses for each year represents the change in the accumulated expenses recognized at the beginning and end of the year. No expenses is recognized for services that have not completed the vesting period, except for equity-settled transactions where vesting is conditional upon a market or non-vesting condition, which are treated as vested irrespective of whether or not the market or non-vesting condition is met, provided that all other performance and / or service provision conditions are met.

When an equity instrument is modified, the minimum expense recognized is the expense that would have been incurred if the terms had not been modified. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction or is otherwise beneficial to the employee, as measured on the date of modification.

When an equity instrument is cancelled, it is treated as fully vested on the date of cancellation, and any unrecognized expenses related to the premium are immediately recognized in profit or loss for the year. This includes any premium whose non-vesting conditions within the control of either the Company or the employee are not met. However, if the canceled plan is replaced by another plan and designated as a replacement grants on the grant date, the cancelled grant and the new plan are treated as if they were a modification of the original grant, as described in the previous paragraph. All cancellations of equity-settled transactions are treated equally.

The dilutive effect of outstanding options is reflected as an additional share dilution in the calculation of diluted earnings per share.

The following describes the Stock Option Plans on December 31, 2022.

Compensation Plan

The Compensation Plan is managed by the Board of Directors, who has assigned to the Human Resources and the Compensation Committee the responsibility to grant the options and act as an advisory in managing the Compensation Plan (the "Committee").

Committee members meet to decide on the grant of options and Compensation Plan series or whenever necessary. Each series of the options granted are assigned the letter "B" followed by number.

Options granted to a participant vest on a period of 36 (thirty six) months from the date of grant ("Grace Period"), except with formal authorization by the Company, and may only be exercised in the period beginning on the first day of the 36 (thirty-sixth) month from the date of grant, through the 42 (forty-second) month from the date of grant ("Exercise Period").

The participants may exercise their total purchase options or in part, in one or more times, if for each year, the option exercise term is submitted during the Exercise Period.

The exercise price of each stock option granted under the Compensation Plan should correspond to R$0.01 (one cent) ("Exercise Price").

The exercise price of the options shall be paid in full in local currency by check or wire transfer available to the bank account held by the Company, in the tenth (10th) day preceding the date of acquisition of the shares.

The participants are precluded for a period of 180 (one hundred and eighty) days from the date of acquisition of the shares, directly or indirectly, sell, assign, exchange, dispose of, transfer, grant to the capital of another company, grant option, or even celebrate any act or agreement which results or may result in the sale, directly or indirectly, costly or free, all or any of the shares acquired by the exercise of the purchase option under the option Plan.

The Group withholds any applicable tax under Brazilian tax law, less the number of shares delivered to the participant amount equivalent to taxes withheld.

Option Plan

The Stock Option Plan is managed by the Board of Directors, who assigns to Human Resources and the Compensation Committee the responsibility to grant options and to provide advice in managing the Stock Option Plan (the "Committee").

Committee members meet when options under the Option Plan are granted, and, when necessary, to make decisions in relation to the Stock Option Plan. Each series of options granted receive the letter "C" followed by a number. For the year ended December 31, 2021, the series C6 and C7 of the Option Plan were granted.

For each series of stock options granted under the Option Plan, the exercise price of the option is equivalent to 80% of the closing average price of the Company's preferred shares traded during twenty (20) days in B3 - Securities, Commodities and Futures prior to the date of the Committee meeting that decides upon the granting of the options ("Exercise Price").

Options granted to a Participant vest in a period of 36 (thirty six) months from the Grant Date ("Grace Period"), and may only be exercised in the period beginning on the first day of the 37 (thirty-seventh) months as from the Grant Date, and ends on the last day of the 42 (forty-second) month as of the Grant Date ("Exercise Period"), provided the exceptions included in the Compensation Plan.

Participants may exercise the options in full or in part, in one or more times, by the formalization of the exercise.

The options exercise price shall be paid in full in local currency by check or wire transfer available to the bank account held by the Company, provided that the payment deadline will always be the tenth (10th) day preceding the date to acquire the shares.

Information on the plans are summarized below:

					2022
					Number of options (in thousands)
Series granted	Grant date	1st date of exercise	Exercise price at the grant date	Granted	Exercised	Cancelled	Expired	Outstanding

B6	05/31/2019	05/31/2022	0.01	462	(400)	(35)	(27)	-
C6	05/31/2019	05/31/2022	17.39	359	(190)	(153)	(16)	-
B7	01/31/2021	05/31/2023	0.01	673	(345)	(105)	-	223
C7	01/31/2021	05/31/2023	12.60	497	(161)	(119)	-	217
B8	05/31/2022	05/31/2023	0.01	1,617	(347)	-	-	1,270
C8	05/31/2022	05/31/2023	17.28	1,328	-	-	-	1,328
				4,936	(1,443)	(412)	(43)	3,038

According to the terms of the series plans, each option gives its beneficiary the right to purchase one share of the Company's stock. In both plans, the vesting period is 36 months, always measured from the date on which the Board of Directors approved the issuance of the respective series of options. The stock options may be exercised by their beneficiaries within 6 months after the end of the vesting period of the respective grant date. The condition for the options to be exercisable (vested) is that the beneficiary must remain an employee of the Company. The series are different, exclusively, in the exercise price of the options and in the existence or not of a restriction of selling after vesting.

According to the plans, the options granted in each of the series may represent maximum 0.7% of the total shares issued by the Company.

At December 31, 2022 there were 160 thousands treasury preferred shares which may be used upon exercised of the options granted in the plan. The preferred share market price was R$16.52 per share.

The table below shows the dilutive effect if all options granted were exercised:

	2022	2021

Number of shares	270,139	269,376
Balance of effective stock options granted	3,038	1,412
Maximum percentage of dilution	1.12%	0.52%

The fair value of each option granted is estimated at the grant date using the option pricing model Black & Scholes, taking into account the following assumptions for the B6 and C6 series: (a) dividend expectation of 0.67%, (b) volatility expectation of nearly 32.74% and (c) the weighted average interest rate of 7.32.%.

The fair value of each option granted is estimated at the grant date using the option pricing model Black & Scholes, taking into account the following assumptions for the B7 and C7 series: (a) dividend expectation of 1,61%, (b) volatility expectation of nearly 37.09% and (c) the weighted average interest rate of 5.47%.

The fair value of each option granted is estimated at the grant date using the option pricing model Black & Scholes, taking into account the following assumptions for the B8 and C8 series: (a) dividend expectation of 4.50%, (b) volatility expectation of nearly 43.48% and (c) the weighted average interest rate of 11.96%.

The expectation of remaining average life of the series outstanding at December 31, 2022 is 2.13 year (1.06 year at December 31, 2021). The weighted average fair value of options granted at December 31, 2022 was R$12.80 (R$16.02 at December 31, 2021).

The movement of shares above refers to the Company's shares, after the spin-off from Sendas Distribuidora, and during the transition period, certain executives of the Company receive compensation in Sendas Distribuidora shares, recorded as an expense. The movement in the number of options granted, the weighted average of the exercise price and the weighted average of the remaining term are presented in the table below:

	Shares in thousands	Weighted average of exercise price	Weighted average of remaining contractual term

At December 31, 2021
Granted during the period	1,225	22.37
Cancelled during the period	(55)	10.50
Exercised during the period	(1,157)	7.65
Expired during the period	(69)	11.57
Outstanding at the end of the period	1,412	5.71	1.06
Total to be exercised at December 31, 2021	1,412	5.71	1.06

At December 31, 2022
Granted during the period	2,945	7.80
Cancelled during the period	(291)	10.82
Exercised during the period	(985)	1.94
Expired during the period	(43)	6.34
Outstanding at the end of the period	3,038	8.46	2.13
Total to be exercised at December 31, 2022	3,038	8.46	2.13

The amounts recorded in the Statements of Income, for the year ended December 31, 2022 were R$27 (R$36 as of December 31, 2021 and R$23 as of December 2020).

24.1.	Other comprehensive income

Exchange variation of foreign subsidiaries

The exchange rate differences arising from the translation are recognized in other comprehensive income (“OCI”).Cumulative effect of exchange gains and losses on the translation of assets, liabilities and profit (loss) denominated in Colombian Pesos to Brazilian Reais, corresponding to the investment in the subsidiary Éxito, and denominated in Euros to Reais corresponding to the investment associate in Cnova N.V. The effect was R$2,334 (R$1,116 at December 31, 2020).

24.2.	Governmental incentive reserve

As mentioned in note 20.1, many of the tax incentives granted by the States started to be characterized as subsidies for investments, not achieved by the taxation of income tax and social contribution.

The respective amounts of these incentives must be allocated, in shareholders' equity, in a tax incentive reserve account. As provided for in article 30 of Law No. 12,973/14, said reserve may be used to absorb losses, provided that the other profit reserves have already been fully absorbed, with the exception of the legal reserve, or to increase capital.

This same legal provision provides that the amounts computed in the tax incentive reserve should not form the basis for calculating the minimum mandatory dividend, and the Company must submit amounts that may be allocated to partners or shareholders for taxation by the IRPJ and CSLL.

On June 29, 2018, and in December 2018, an extraordinary shareholders’ meeting approved Management’s proposal to transfer a total R$58 from the expansion reserve to the governmental subsidy reserve.

In December 2020 the Management’s proposal an additional R$9 to subsidy reserve, approved at the Extraordinary General Meeting on April 28, 2021.

In December 2021, the Company allocated another R$2,282 to reserve tax incentives to be approved at the Extraordinary General Meeting, accumulated basis of the credit amount recorded in the income tax for the year, being subject of reduction in the dividend base of the year the portion related to 2021 (note 20.1)

In December 2022, the Company allocated an additional R$613 to subsidy reserve, of which R$235 refers to tax incentives generated in years prior to 2022 transferred from the expansion reserve and R$378 to be constituted as profits are earned in subsequent periods.

24.3.	Dividends and interest on own capital

Dividend distribution to the Group's shareholders is recognized as a liability at the year-end, based on the minimum mandatory dividends established by the Bylaws. Additional dividends are only recorded when approved by the Group’s Board of Directors.

The Company's Bylaws establish the minimum payment of 25% of profit for the year, which may be higher upon decision by the Board of Directors.

The Group may pay interest on own capital as remuneration calculated over the shareholders' equity accounts, observing the rate and limits determined by law.

Management proposed dividends to be distributed in the amount of R$81 (R$0.3013 cents per share), as shown below, considering that there were no anticipations of interest on equity in the fiscal year 2021. There was no basis for constituting the minimum mandatory dividends in 2022:

	Proposed dividends
	2022	2021	2020

Net (loss) income for the year	(172)	802	2,179
Legal reserve	-	(40)	(109)
Governmental subsidy reserve	-	(438)	(9)
Calculation basis of dividends	-	324	2,061
Mandatory minimum dividends – 25%	-	81	515

24.4.	Dividends distributed to non-controlling interests.

The Company, through its subsidiary Éxito, has investments with non-controlling interest in some real estate projects and in Grupo Disco del Uruguay S.A., as detailed in Note 12. On December 31, 2022 dividends in the amount of R$225 were declared to the non-controlling interests (R$207 at December 31, 2021).